UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $406,266 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    21959   644902 SH       SOLE                   644902
AMREP CORP NEW                 COM              032159105     1013    19361 SH       SOLE                    19361
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6537       49 SH       SOLE                       49
CAL MAINE FOODS INC            COM NEW          128030202     3387   101453 SH       SOLE                   101453
CAMBREX CORP                   COM              132011107     7383  1065302 SH       SOLE                  1065302
CARTER INC                     COM              146229109    33588  2079739 SH       SOLE                  2079739
CHEROKEE INTL CORP             COM              164450108       38    20462 SH       SOLE                    20462
COMCAST CORP NEW               CL A             20030N101    30827  1593958 SH       SOLE                  1593958
CONVERGYS CORP                 COM              212485106    37244  2473040 SH       SOLE                  2473040
COOPER COS INC                 COM NEW          216648402     1783    51800 SH       SOLE                    51800
ECHOSTAR CORP                  CL A             278768106     3249   110000 SH       SOLE                   110000
E M C CORP MASS                COM              268648102    83295  5808552 SH       SOLE                  5808552
EXTERRAN HLDGS INC             COM              30225X103    32741   507295 SH       SOLE                   507295
GENTEK INC                     COM NEW          37245X203    15752   523672 SH       SOLE                   523672
KADANT INC                     COM              48282T104    15737   535628 SH       SOLE                   535628
KIRKLANDS INC                  COM              497498105      312   245935 SH       SOLE                   245935
LIBERTY GLOBAL INC             COM SER A        530555101    25100   736505 SH       SOLE                   736505
NII HLDGS INC                  CL B NEW         62913F201    17781   559500 SH       SOLE                   559500
SPRINT NEXTEL CORP             COM SER 1        852061100    17837  2666263 SH       SOLE                  2666263
SYMANTEC CORP                  COM              871503108     1094    65842 SH       SOLE                    65842
QUANEX CORP                    COM              747620102    14369   277707 SH       SOLE                   277707
UNISOURCE ENERGY CORP          COM              909205106    17581   789797 SH       SOLE                   789797
WHOLE FOODS MKT INC            COM              966837106    17659   535618 SH       SOLE                   535618